Event Subsequent to December 31, 2019	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]

NOTE 19 - EVENT SUBSEQUENT TO DECEMBER 31, 2019:

Effect of coronavirus

In December 2019, a strain of coronavirus was reported to have surfaced in Wuhan, China, and in 2020 has reached most countries, resulting in government-imposed quarantines, travel restrictions and other public health safety measures in China, the USA, Israel, and other affected countries. The various precautionary measures taken by many governmental authorities around the world in order to limit the spread of the Coronavirus, which has affected and could have an adverse effect on the global markets and its economy, including the demand for consumables, products and services, as well as on the availability and pricing of employees, resources, materials, manufacturing and delivery efforts and other aspects of the global economy.

Also, organizations of all sizes and types have closed their offices, instructing employees to remain at home and work remotely. Many organizations are not equipped to provide their entire work force with remote access to corporate resources, for both on premise and cloud environments. Some organizations do not have remote access technologies, while others have solutions that were built for the organization’s remote workers and travelers, but not for the entire work force.

At this point, the extent to which the coronavirus may impact our results is uncertain

The global effects of the coronavirus are difficult to assess or predict with meaningful precision since actual effects will depend on many factors beyond our control and knowledge at this stage, however, it may have an impact on our growth rate in the second quarter of 2020, or later.

Medigus

a.	On January 13, 2020, together with Company’s advisor Mr. Kfir Zilberman (a related party as described at note 16), the Company established a subsidiary in Delaware, in which the Company holds 90% of the share capital, under the name GERD IP, Inc., or GERD IP. In connection thereto, the Company entered into a founders agreement as of January 12, 2020, with Kfir Zilberman. The founders agreement subjects the transfer of GERD IP membership interests held by Kfir Zilberman to a right of first offer, and provides that owners of 51% of GERD IP membership interest may enforce a sale of GERD IP on the minority membership interest. The Company is obligated under the founders agreement to indemnify Kfir Zilberman for litigations expenses imposed on him or incurred by him in connection with his capacity as owner of a membership interest in GERD IP.

b.	On February 18, 2020 the Company purchased 2,284,865 ordinary shares of Matomy, representing 2.32% of the issued and outstanding share capital of Matomy for a total consideration of approximately $ 153 thousands. On March 24, 2020 the Company purchased additional 22,326,246 ordinary shares of Matomy, representing 22.67% of the issued and outstanding share capital of Matomy for a total consideration of US$ 1,464 thousands.

c.	On April 19, 2020, the Company entered an Asset Transfer Agreement, effective January 20, 2020 with Company's majority owned subsidiary GERD IP, Inc. Pursuant to the Asset Transfer Agreement, the Company transferred certain of its patents in consideration for seven (7) capital notes issued to the Company by GERD IP, Inc., of $2,000,000 each.

ScoutCam Inc.

a.	On March 3, 2020, ScoutCam allotted in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of ScoutCam’s at an exercise price of USD 0.595 per share during the 12 month period following the allotment.

Each Warrant B is exercisable into one share of common stock of ScoutCam’s at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousands.

No shares were allocated to the Company, therefore the Company’s holding of ScoutCam decreased from 60% to 55.9%

b.	On February 2020, ScoutCam’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included a pool of 5,228,007 shares of common stock for grant to ScoutCam’s employees, consultants, directors and other service providers.

The Plan is designed to enable to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On March 19, 2020 ScoutCam granted 4,367,515 options pursuant to the Plan. Each option is convertible into one share of common stock of ScoutCam of $0.001 par value at the exercise price of $0.29.

c.	On March 15, 2020, ScoutCam’s Board of Directors approved, among other things: (i) an increase option pool pursuant to the Plan by an additional 576,888 shares of Common Stock for future grants to employees, consultants, directors and other service providers of ScoutCam; (ii) a quarterly fee of $4,000 payable to each director, excluding Professor Benad Goldwasser; and (iii) the allotment of options to purchase 576,888 shares of Common Stock of ScoutCam to each of ScoutCam’s directors, excluding Professor Benad Goldwasser. Each option granted to the ScoutCam’s directors is convertible into one share of Common Stock at an exercise price of $0.29.